Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Preferred Stock [Abstract]
Preferred Stock
5.	Preferred Stock

Preferred stock as of as of September 30, 2018 and December 31, 2017 consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Preferred stock:
Series B Preferred	$187,190	$146,649
Series C Preferred	94,358	76,096
Series D Preferred	1,159	6,672
Series E Preferred	43,387	33,900
Series E-1 Preferred	42,673	—

Total Preferred stock	$368,767	$263,317

The preferred stock is mandatorily redeemable and, as such, is presented as a liability on the condensed consolidated balance sheets. At each preferred stock dividend payment date, the Company has the option to pay the accrued dividends in cash or to defer them. Deferred dividends earn dividend income consistent with the underlying shares of preferred stock. The Company has elected to measure the value of its preferred stock using the fair value method. Under the fair value method, issuance costs are expensed as incurred.

On March 1, 2018, the Company entered into the Series E-1 Preferred Stock Investment Agreement (the “Series E-1 Investment Agreement”) with affiliates of Elliott Management Corporation (“Elliott”), pursuant to which the Company agreed to issue and sell to Elliott from time to time until July 30, 2018 (the “Termination Date”), an aggregate of up to 54,750 shares of a newly created class of preferred stock designated as Series E-1 Cumulative Redeemable Preferred Stock, par value $0.01 per share (“Series E-1 Preferred Stock”), at a purchase price of $1,000 per share for the first 17,500 shares of Series E-1 Preferred Stock, $960 per share for the next 18,228 shares of Series E-1 Preferred Stock, and $920 per share for the final 19,022 shares of Series E-1 Preferred Stock. On March 1, 2018, the parties held an initial closing pursuant to which the Company issued and sold to Elliott 17,500 shares of Series E-1 Preferred Stock for an aggregate purchase price of $17.5 million. The proceeds of the sale of such shares of Series E-1 Preferred Stock were used to provide working capital to support the Company’s current operations and future growth and to repay a portion of the indebtedness under the ABL Facility as required by the credit agreement governing that facility. On April 24, 2018, pursuant to the Series E-1 Investment Agreement with Elliott, the Company issued and sold to Elliott an additional 18,228 shares of Series E-1 Preferred Stock for an aggregate purchase price of $17.5 million. The proceeds of the sale of such shares of Series E-1 Preferred Stock were used to provide working capital to support the Company’s current operations and future growth and to repay a portion of the indebtedness under the ABL Facility as required by the credit agreement governing that facility. On August 3, 2018, in order to provide continued support to the Company’s operating needs, the Company and Elliott entered into Amendment No. 1 to the Series E-1 Investment Agreement and Termination of Equity Commitment Letter (the “Series E-1 Amendment”), which, among other things, extended the Termination Date from July 30, 2018 to November 30, 2018 for the remaining 19,022 shares available to issue and sell to Elliott for $17.5 million. On September 19, 2018, the Company and Elliott entered into Amendment No. 2 to the Series E-1 Investment Agreement which, among other things, further extended the Termination Date from November 30, 2018 to January 1, 2019 for the remaining 19,022 shares available to issue and sell to Elliott for $17.5 million.

Certain terms of the Series E-1 Preferred Stock are as follows:

Rank. The Series E-1 Preferred Stock, with respect to payment of dividends, redemption payments, rights (including as to the distribution of assets) upon liquidation, dissolution or winding up of the affairs of the Company, or otherwise, ranks (i) senior and prior to the Company’s common stock and other junior securities, and (ii) on parity with the Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, and Series E Preferred Stock.

Liquidation Value. Each share of Series E-1 Preferred Stock has an initial liquidation preference equal to $1,000 per share, plus accrued and unpaid dividends on such share (the “Series E-1 Liquidation Value”).

Dividends. Dividends are cumulative from May 2, 2017, which was the date of the Company’s original issuance of shares of preferred stock to Elliott (such date, the “Original Issuance Date”), as a percentage of the Series E-1 Liquidation Value as and when declared by the Company’s Board of Directors and accrue and compound if not paid in cash. Dividends accrue daily and compound quarterly, subject to any adjustments for Triggering Events (as defined in the Series E-1 Certificate of Designations). The annual dividend rate for the shares of Series E-1 Preferred Stock is equal to the sum of (i) Adjusted LIBOR (as defined in the Series E-1 Certificate of Designations), plus (ii) 5.25% per annum, plus (iii) an additional rate of 8.5%. The dividend rate increases by 3.0% per annum above the rates described in the preceding sentence upon and during any Triggering Events. Holders of shares of Series E-1 Preferred Stock are not entitled to participate in dividends or distributions of any nature paid on or in respect of the Common Stock.

Redemption at Maturity. On the sixth anniversary of the Original Issuance Date, the Company will have the obligation to redeem all outstanding shares of Series E-1 Preferred Stock for cash at the Series E-1 Liquidation Value.

Optional Redemption. The Company may redeem the shares of Series E-1 Preferred Stock at any time. The redemption of shares of Series E-1 Preferred Stock shall be at a purchase price per share, payable in cash, equal to (i) in the case of a an optional redemption effected on or after the 24 month anniversary of the Original Issuance Date, the Series E-1 Liquidation Value, (ii) in the case of an optional redemption effected on or after the 12 month anniversary of the Original Issuance Date and prior to the 24 month anniversary of the Original Issuance Date, 103.5% of the Series E-1 Liquidation Value and (iii) in the case of an optional redemption effected prior to the 12 month anniversary of the Original Issuance Closing Date, 106.5% of the Series E-1 Liquidation Value.

Change of Control. Upon the occurrence of a Change of Control (as defined in the Series E-1 Certificate of Designations), the holders of Series E-1 Preferred Stock may require redemption by the Company of the Series E-1 Preferred Stock at a purchase price per share, payable in cash, equal to either (i) 106.5% of the Series E-1 Liquidation Value if the Change of Control occurs prior to the 24 month anniversary of the Original Issuance Date, or (ii) the Series E-1 Liquidation Value if the Change of Control occurs after the 24 month anniversary of the Original Issuance Date.

Voting. The holders of Series E-1 Preferred Stock will generally not be entitled to vote on any matters submitted to a vote of the stockholders of the Company. So long as any shares of Series E-1 Preferred Stock are outstanding, the Company may not take certain actions without the prior approval of the Preferred Requisite Vote, voting as a separate class.

Certain Terms of the Preferred Stock

	Series B	Series C	Series D	Series E	Series E-1
Shares at $0.01 Par Value at Issuance	155,000	55,000	100	90,000	35,728

Shares Outstanding at September 30, 2018	155,000	55,000	100	37,500	35,728

Price per Share	$1,000	$1,000	$1.00	$1,000	$1,000/$960

Dividend Rate	Adjusted LIBOR + 3.00% + Additional Rate (4.75-12.50%) based on leverage. Additional 3.00% upon certain triggering events.	Adjusted LIBOR + 3.00% + Additional Rate (4.75-12.50%) based on leverage. Additional 3.00% upon certain triggering events.	Right to participate equally and ratably in all cash dividends paid on common stock.	Adjusted LIBOR + 5.25% + Additional Rate (8.50%). Additional 3.00% upon certain triggering events.	Adjusted LIBOR + 5.25% + Additional Rate (8.50%). Additional 3.00% upon certain triggering events.

Dividend Rate at September 30, 2018	17.573%	17.573%	N/A	15.823%	15.823%

Redemption Term	8 Years	8 Years	8 Years	6 Years	6 Years

Redemption Rights	From Closing Date: 12-24 months: 105% 24-36 months: 103%	65% premium (subject to stock movement)		From Closing Date: 0-12 months: 106.5% 12-24 months: 103.5%	From Closing Date: 0-12 months: 106.5% 12-24 months: 103.5%

In connection with the repurchase of the Series F Preferred Stock and repurchase of a portion of the Series E Preferred Stock in the third quarter of 2017, the Company recorded a loss of $6.0 million reported in loss from debt extinguishment in the statement of operations.

The Company incurred $1.1 million of issuance costs for the nine months ended September 30, 2018, associated with the issuance of the Series E-1 Preferred Stock. The issuance costs are reflected in interest expense—preferred stock. The change in the fair value of the preferred stock, as indicated in Note 6, is reflected in interest expense—preferred stock.

6.	Preferred Stock

Preferred stock as of December 31 consisted of the following (in thousands):

	2017	2016
Preferred stock:
Series B Preferred	$146,649	$—
Series C Preferred	76,096	—
Series D Preferred	6,672	—
Series E Preferred	33,900	—

Total Preferred stock	$263,317	$—

Preferred Stock

On May 1, 2017, the Company entered into an Investment Agreement (“Investment Agreement”), which closed on May 2, 2017, with affiliates of Elliott Management Corporation (“Elliott”), pursuant to which the Company issued and sold shares of its preferred stock and issued warrants to Elliott for an aggregate purchase price of $540.5 million. The proceeds of the sale of the preferred stock were used to pay off and terminate the Company’s senior credit facility and to provide working capital to support the Company’s operations and future growth.

The Company made certain customary representations and warranties and agreed to certain covenants, including agreeing to use reasonable best efforts to enter into, within 90 days following the closing date, an asset based lending facility (the earlier of (i) the date of such entry and (ii) the expiration of such 90-day period, the “Refinancing Date”).

From the closing date until the Refinancing Date, the Company agreed to pay Elliott a daily payment in an amount equal to $33,333.33 per calendar day (which amount accrued daily and was payable monthly in arrears). On July 21, 2017, the Company entered into the ABL Facility (which was deemed to be the “New ABL Facility” under the Investment Agreement) and used the initial proceeds from the ABL Facility for working capital purposes and to redeem all of the outstanding shares of the Series F Preferred Stock.

The preferred stock is mandatorily redeemable and, as such, is presented as a liability on the consolidated balance sheets. The Company has elected to measure the value of its preferred stock using the fair value method. Under the fair value method, issuance costs are expensed as incurred. The Company incurred $16.1 million of issuance costs associated with the preferred stock for the year ended December 31, 2017, which are reflected in interest expense - preferred stock. The fair value of the preferred stock increased by $18.4 million during the year ended December 31, 2017, which is reflected in interest expense—preferred stock.

In connection with the repurchase of the Series F Preferred Stock and repurchase of a portion of the Series E Preferred Stock, the Company recorded a loss of $6.1 million reported in loss from debt extinguishment.

On March 1, 2018, the Company entered into the Series E-1 Preferred Stock Investment Agreement (the “Series E-1 Investment Agreement”) with Elliott, pursuant to which the Company agreed to issue and sell to Elliott from time to time until July 30, 2018, an aggregate of up to 54,750 shares of a newly created class of preferred stock designated as Series E-1 Cumulative Redeemable Preferred Stock, par value $0.01 per share (“Series E-1 Preferred Stock”), at a purchase price of $1,000 per share for the first 17,500 shares of Series E-1 Preferred Stock, $960 per share for the next 18,228 shares of Series E-1 Preferred Stock, and $920 per share for the final 19,022 shares of Series E-1 Preferred Stock. On March 1, 2018, the parties held an initial closing pursuant to which the Company issued and sold to Elliott 17,500 shares of Series E-1 Preferred Stock for an aggregate purchase price of $17.5 million. On April 24, 2018, the parties held a closing pursuant to the Series E-1 Investment Agreement, pursuant to which the Company issued and sold to Elliott 18,228 shares of Series E-1 Preferred Stock for an aggregate purchase price of approximately $17.5 million. See Note 16 for additional information regarding the Series E-1 Investment Agreement and related issuances.

Certain Terms of the Preferred Stock

	Series B	Series C	Series D	Series E	Series F
Shares at $0.01 Par Value at Issuance	155,000	55,000	100	90,000	240,500

Shares Outstanding at December 31, 2017	155,000	55,000	100	37,500	—

Price / Share	$1,000	$1,000	$1.00	$1,000	$1,000

Dividend Rate	Adjusted LIBOR + 3.00% + Additional Rate (4.75-12.50%) based on leverage. Additional 3.00% upon certain triggering events.	Adjusted LIBOR + 3.00% + Additional Rate (4.75-12.50%) based on leverage. Additional 3.00% upon certain triggering events.	Right to participate equally and ratably in all cash dividends paid on common stock.	Adjusted LIBOR + 5.25% + Additional Rate (8.50%). Additional 3.00% upon certain triggering events.	Adjusted LIBOR + 6.25% at closing. Additional 3.00% upon certain triggering events.

Dividend Rate at December 31, 2017	16.737%	16.737%	n/a	14.987%	n/a

Redemption Term	8 Years	8 Years	8 Years	6 Years	6 Years

Redemption Rights	From Closing Date: 12-24 months: 105% 24-36 months: 103%	65% premium (subject to stock movement)		From Closing Date: 0-12 months: 106.5% 12-24 months: 103.5%	(a) Refinancing Date: 101.0% upon redemption with New ABL Facility (b) From Closing Date: Refinancing Date-12 months: 106.5% 12-24 months: 103.5%

Redemption rights are at the option of the Company or, upon a change in control, at the option of the holder. The holders of Series C Preferred Stock and Series D Preferred Stock have the right to participate equally and ratably with holders of common stock in all cash dividends paid on shares of common stock.

At each preferred stock dividend payment date, the Company has the option to pay the accrued dividends in cash or to defer them. Deferred dividends earn dividend income consistent with the underlying shares of preferred stock.

Other Terms of the Preferred Stock

Voting. The holders of preferred stock will generally not be entitled to vote on any matters submitted to a vote of the stockholders of the Company. So long as any shares of preferred stock are outstanding, the Company may not take certain actions without the prior approval of the holders of shares of preferred stock representing a majority of the aggregate liquidation value of all of the shares of preferred stock (the “Preferred Requisite Vote”), voting as a separate class.

Board of Directors. For so long as (a) any shares of Series B Preferred Stock or Series C Preferred Stock are issued and outstanding and (b) Elliott hold shares of preferred stock collectively representing a majority of the liquidation value of the preferred stock, the holders of preferred stock shall have the exclusive right, acting with the Preferred Requisite Vote, to nominate and elect two (2) individuals selected by the holders of preferred stock, or to require the Company’s Board of Directors to fill two (2) vacancies in the Board of Directors with individuals selected by the holders of preferred stock, to serve as, respectively, a Class II director and a Class III director of the Company (the “Preferred Stock Directors”).

Following the redemption of all shares of Series B Preferred Stock and Series C Preferred Stock, and until such time as all shares of Series D Preferred Stock are redeemed, for so long as Elliott holds at least 5.0% of the equity value of the Company, the holders of preferred stock shall have the exclusive right acting with the Preferred Requisite Vote, to (i) nominate and elect one (1) Preferred Stock Director, and (ii) designate one individual to act as an observer to the Board of Directors.

In the event of any Triggering Event (as defined in the Certificates of Designations), subject to applicable rules of the New York Stock Exchange, including, without limitation, independent director requirements, the number of directors constituting the Board of Directors shall be increased such that the number of vacancies on the Board of Directors resulting from such increase (the “Triggering Event Vacancies”), together with the Preferred Stock Directors (to the extent then serving on the Board of Directors), constitutes a majority of the Board of Directors. The holders of preferred stock shall have the right, acting with the Preferred Requisite Vote, to nominate and elect individuals selected by the holders of preferred stock to fill such Triggering Event Vacancies and thereby serve as directors of the Company, or to require the Board of Directors to act to fill such Triggering Event Vacancies with individuals selected by such holders of preferred stock, to serve as directors of the Company, and the size of the Board of Directors shall be increased as needed. Each such director so elected is referred to as a “Triggering Event Director”. When a Triggering Event is no longer continuing, then the right of the holders of preferred stock to elect the Triggering Event Directors will cease, the terms of office of the Triggering Event Directors will immediately terminate and the number of directors constituting the Board of Directors will be reduced accordingly. The holders of preferred stock have other rights in the event of a Triggering Event, as described in the Certificate of Designations.

Warrant Agreement

In connection with the issuance of the preferred stock pursuant to the Investment Agreement, the Company and Elliott entered into a Warrant Agreement (the “Warrant Agreement”), pursuant to which the Company issued to Elliott eight year warrants (the “Warrants”) to purchase an aggregate of 379,572 shares of the Company’s common stock at an exercise price of $0.01 per share.

Stockholders’ Agreement

In connection with the issuance of the preferred stock pursuant to the Investment Agreement, the Company and Elliott entered into a Stockholders’ Agreement (the “Stockholders’ Agreement”), pursuant to which Elliott was granted certain preemptive rights and other rights.

Subject to customary exceptions, each Eligible Elliott Party (as defined in the Stockholders’ Agreement) shall have the right to purchase their pro rata percentage of subsequent issuances of equity securities offered by the Company in any non-public offering.

Registration Rights Agreement

In connection with the issuance of the preferred stock pursuant to the Investment Agreement, the Company, Elliott, and investment funds affiliated with HCI Equity Management L.P. (“HCI”) entered into a Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the Company granted certain demand and piggyback registration rights.